American Century Investments®
Quarterly Portfolio Holdings
American Century® Select High Yield ETF (AHYB)
November 30, 2021

American Century Select High Yield ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 94.8%
Aerospace and Defense — 1.7%
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	25,000	26,185
TransDigm, Inc., 6.25%, 3/15/26(1)	50,000	51,947
TransDigm, Inc., 6.375%, 6/15/26	100,000	102,991
TransDigm, Inc., 7.50%, 3/15/27	25,000	26,089
TransDigm, Inc., 5.50%, 11/15/27	100,000	100,803
TransDigm, Inc., 4.875%, 5/1/29	25,000	24,356
		332,371
Airlines — 1.8%
American Airlines, Inc., 11.75%, 7/15/25(1)	100,000	121,437
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	50,000	51,171
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	50,000	57,482
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	25,000	25,600
United Airlines Holdings, Inc., 4.25%, 10/1/22	75,000	75,952
United Airlines, Inc., 4.375%, 4/15/26(1)	25,000	25,148
		356,790
Auto Components — 1.5%
Clarios Global LP, 6.75%, 5/15/25(1)	25,000	26,143
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	50,000	53,937
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	100,000	102,393
Tenneco, Inc., 5.00%, 7/15/26	100,000	95,689
Tenneco, Inc., 7.875%, 1/15/29(1)	25,000	26,760
		304,922
Automobiles — 1.4%
Ford Motor Co., 9.00%, 4/22/25	50,000	60,800
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	200,000	209,420
		270,220
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	25,000	24,784
Building Products — 1.1%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	25,000	25,148
Griffon Corp., 5.75%, 3/1/28	50,000	51,637
Masonite International Corp., 3.50%, 2/15/30(1)	25,000	24,240
PGT Innovations, Inc., 4.375%, 10/1/29(1)	25,000	24,815
Standard Industries, Inc., 4.375%, 7/15/30(1)	100,000	98,523
		224,363
Capital Markets — 1.5%
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	25,000	25,768
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	50,000	50,740
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	50,000	51,444
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	75,000	76,183
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	75,000	74,847
MSCI, Inc., 3.625%, 11/1/31(1)	25,000	25,475
		304,457
Chemicals — 3.3%
Avient Corp., 5.75%, 5/15/25(1)	25,000	25,939
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	150,000	154,411
FXI Holdings, Inc., 12.25%, 11/15/26(1)	25,000	28,039
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	50,000	51,917

NOVA Chemicals Corp., 5.25%, 6/1/27(1)	25,000	26,309
Olin Corp., 5.00%, 2/1/30	50,000	52,309
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	25,000	23,708
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	25,000	23,125
Scotts Miracle-Gro Co. (The), 4.00%, 4/1/31(1)	50,000	48,700
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	50,000	50,651
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	50,000	50,144
Tronox, Inc., 4.625%, 3/15/29(1)	25,000	24,298
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	100,000	99,344
		658,894
Commercial Services and Supplies — 2.3%
ADT Security Corp. (The), 4.125%, 8/1/29(1)	25,000	24,371
ADT Security Corp. (The), 4.875%, 7/15/32(1)	50,000	49,589
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	75,000	77,164
APX Group, Inc., 5.75%, 7/15/29(1)	25,000	24,418
Brink's Co. (The), 4.625%, 10/15/27(1)	50,000	51,110
Matthews International Corp., 5.25%, 12/1/25(1)	50,000	51,119
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	75,000	73,438
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	75,000	71,077
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	25,000	25,437
		447,723
Communications Equipment — 0.3%
CommScope, Inc., 6.00%, 3/1/26(1)	50,000	51,219
Construction Materials — 0.3%
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	50,000	51,812
Consumer Finance — 1.9%
FirstCash, Inc., 4.625%, 9/1/28(1)	25,000	24,916
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(2)	75,000	72,860
Navient Corp., 7.25%, 9/25/23	75,000	80,772
Navient Corp., 5.875%, 10/25/24	25,000	26,183
Navient Corp., 6.75%, 6/25/25	25,000	26,995
OneMain Finance Corp., 6.125%, 3/15/24	50,000	52,562
OneMain Finance Corp., 6.875%, 3/15/25	75,000	82,610
		366,898
Containers and Packaging — 2.2%
Berry Global, Inc., 4.50%, 2/15/26(1)	50,000	50,275
Berry Global, Inc., 4.875%, 7/15/26(1)	25,000	25,971
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	100,000	100,242
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	50,000	49,155
OI European Group BV, 4.75%, 2/15/30(1)	25,000	25,009
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	100,000	104,188
Sealed Air Corp., 5.125%, 12/1/24(1)	50,000	53,344
TriMas Corp., 4.125%, 4/15/29(1)	25,000	25,053
		433,237
Distributors — 0.1%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	25,000	25,037
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	50,000	48,261
Service Corp. International/US, 3.375%, 8/15/30	25,000	23,924
		72,185
Diversified Financial Services — 0.7%
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	50,000	49,852
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	75,000	72,792
Paysafe Finance plc / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	25,000	23,120
		145,764

Diversified Telecommunication Services — 3.6%
Altice France SA, 5.125%, 1/15/29(1)	200,000	189,905
Embarq Corp., 8.00%, 6/1/36	50,000	54,905
Hughes Satellite Systems Corp., 6.625%, 8/1/26	75,000	83,412
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	25,000	24,420
Lumen Technologies, Inc., 7.50%, 4/1/24	25,000	27,159
Lumen Technologies, Inc., 5.125%, 12/15/26(1)	100,000	100,337
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	25,000	23,549
Sprint Capital Corp., 8.75%, 3/15/32	50,000	73,991
Telecom Italia Capital SA, 6.00%, 9/30/34	25,000	25,237
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	75,000	58,639
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	50,000	47,720
		709,274
Electric Utilities — 2.0%
FirstEnergy Corp., 4.40%, 7/15/27	25,000	26,752
FirstEnergy Corp., 5.35%, 7/15/47	25,000	29,704
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	50,000	52,220
NRG Energy, Inc., 3.625%, 2/15/31(1)	75,000	71,364
PG&E Corp., 5.00%, 7/1/28	25,000	25,787
PG&E Corp., 5.25%, 7/1/30	25,000	25,667
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	25,000	23,256
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	25,000	22,871
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	50,000	51,420
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	50,000	50,606
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	25,000	24,577
		404,224
Electrical Equipment — 0.8%
Atkore, Inc., 4.25%, 6/1/31(1)	100,000	100,429
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	25,000	26,438
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	25,000	27,226
		154,093
Electronic Equipment, Instruments and Components — 0.4%
Imola Merger Corp., 4.75%, 5/15/29(1)	75,000	75,577
Energy Equipment and Services — 1.5%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	25,000	26,051
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	50,000	51,361
Bristow Group, Inc., 6.875%, 3/1/28(1)	50,000	50,500
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	75,000	69,735
Precision Drilling Corp., 6.875%, 1/15/29(1)	25,000	24,376
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	50,250	47,346
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	25,000	23,804
		293,173
Entertainment — 0.9%
Cinemark USA, Inc., 5.875%, 3/15/26(1)	25,000	24,756
Cinemark USA, Inc., 5.25%, 7/15/28(1)	25,000	23,729
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	50,000	50,057
Playtika Holding Corp., 4.25%, 3/15/29(1)	25,000	23,760
WMG Acquisition Corp., 3.875%, 7/15/30(1)	25,000	25,095
WMG Acquisition Corp., 3.00%, 2/15/31(1)	25,000	23,584
		170,981
Equity Real Estate Investment Trusts (REITs) — 4.0%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	25,000	23,793
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	25,000	24,546
Diversified Healthcare Trust, 9.75%, 6/15/25	100,000	108,220

Diversified Healthcare Trust, 4.375%, 3/1/31	25,000	23,440
Iron Mountain, Inc., 5.25%, 3/15/28(1)	75,000	77,238
Iron Mountain, Inc., 4.875%, 9/15/29(1)	50,000	50,797
Iron Mountain, Inc., 4.50%, 2/15/31(1)	25,000	24,587
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	25,000	26,657
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	50,000	52,272
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	50,000	52,596
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	25,000	25,805
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	25,000	24,738
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	25,000	24,416
SBA Communications Corp., 3.875%, 2/15/27	50,000	51,234
Service Properties Trust, 4.35%, 10/1/24	50,000	48,870
Service Properties Trust, 5.25%, 2/15/26	25,000	24,620
Service Properties Trust, 4.95%, 2/15/27	50,000	47,812
Service Properties Trust, 4.95%, 10/1/29	25,000	23,405
Service Properties Trust, 4.375%, 2/15/30	25,000	22,562
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	25,000	24,435
		782,043
Food and Staples Retailing — 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	25,000	25,949
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	25,000	26,355
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	25,000	24,815
		77,119
Food Products — 2.7%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	50,000	54,860
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	50,000	53,724
Kraft Heinz Foods Co., 6.50%, 2/9/40	50,000	71,333
Kraft Heinz Foods Co., 4.375%, 6/1/46	75,000	86,913
Kraft Heinz Foods Co., 4.875%, 10/1/49	50,000	62,424
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	100,000	105,131
Post Holdings, Inc., 5.75%, 3/1/27(1)	100,000	103,137
		537,522
Health Care Equipment and Supplies — 0.6%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	50,000	49,451
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	75,000	75,033
		124,484
Health Care Providers and Services — 4.3%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)	50,000	48,572
Centene Corp., 4.25%, 12/15/27	25,000	25,968
Centene Corp., 4.625%, 12/15/29	25,000	26,787
Centene Corp., 3.00%, 10/15/30	25,000	24,992
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	50,000	52,315
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	25,000	25,682
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	25,000	26,792
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	25,000	24,664
DaVita, Inc., 4.625%, 6/1/30(1)	75,000	74,190
DaVita, Inc., 3.75%, 2/15/31(1)	75,000	69,675
HCA, Inc., 5.375%, 2/1/25	50,000	54,600
HCA, Inc., 5.875%, 2/15/26	25,000	28,054
HCA, Inc., 5.375%, 9/1/26	50,000	55,859
HCA, Inc., 5.625%, 9/1/28	75,000	86,774
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	25,000	26,021
Owens & Minor, Inc., 4.50%, 3/31/29(1)	25,000	25,367
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	75,000	76,774
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	50,000	51,870

Tenet Healthcare Corp., 5.125%, 11/1/27(1)	25,000	25,710
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	25,000	24,792
		855,458
Hotels, Restaurants and Leisure — 7.0%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	25,000	24,928
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	50,000	47,857
Affinity Gaming, 6.875%, 12/15/27(1)	100,000	102,724
Aramark Services, Inc., 6.375%, 5/1/25(1)	50,000	52,205
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	25,000	26,022
Carnival Corp., 10.50%, 2/1/26(1)	50,000	57,070
Carnival Corp., 7.625%, 3/1/26(1)	50,000	51,375
Carnival Corp., 5.75%, 3/1/27(1)	100,000	97,952
Carnival Corp., 9.875%, 8/1/27(1)	25,000	28,188
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	75,000	68,048
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	25,000	24,307
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	50,000	49,734
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	25,000	24,788
Life Time, Inc., 8.00%, 4/15/26(1)	75,000	77,047
MGM Resorts International, 6.75%, 5/1/25	50,000	52,176
MGM Resorts International, 4.75%, 10/15/28	75,000	76,663
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	25,000	24,818
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	50,000	50,760
NCL Corp. Ltd., 3.625%, 12/15/24(1)	75,000	69,014
NCL Corp. Ltd., 5.875%, 3/15/26(1)	25,000	24,406
NCL Finance Ltd., 6.125%, 3/15/28(1)	25,000	24,428
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	25,000	25,037
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	25,000	25,131
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	25,000	25,265
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	50,000	57,518
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	25,000	22,866
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	50,000	48,739
Travel + Leisure Co., 6.625%, 7/31/26(1)	25,000	27,100
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	50,000	48,215
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	50,000	50,161
		1,384,542
Household Durables — 2.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	25,000	24,503
Beazer Homes USA, Inc., 5.875%, 10/15/27	75,000	78,517
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	50,000	49,797
Century Communities, Inc., 6.75%, 6/1/27	50,000	52,547
KB Home, 4.00%, 6/15/31	25,000	25,286
Mattamy Group Corp., 4.625%, 3/1/30(1)	75,000	74,482
Newell Brands, Inc., 4.70%, 4/1/26	50,000	53,625
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	25,000	26,861
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	25,000	24,862
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	25,000	24,193
Tri Pointe Homes, Inc., 5.25%, 6/1/27	50,000	53,604
		488,277
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp., 5.25%, 6/1/26(1)	25,000	25,617
Calpine Corp., 4.50%, 2/15/28(1)	50,000	49,798
Calpine Corp., 5.125%, 3/15/28(1)	50,000	49,622
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	50,000	52,658
Sunnova Energy Corp., 5.875%, 9/1/26(1)	25,000	25,363

TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	25,000	26,056
		229,114
Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	50,000	46,685
Interactive Media and Services — 0.2%
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	25,000	23,478
Ziff Davis, Inc., 4.625%, 10/15/30(1)	25,000	25,237
		48,715
Internet and Direct Marketing Retail — 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	23,826
Millennium Escrow Corp., 6.625%, 8/1/26(1)	25,000	25,025
		48,851
IT Services — 0.3%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	25,000	25,611
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	25,000	25,324
		50,935
Leisure Products — 0.1%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	25,000	23,976
Machinery — 0.3%
Hillenbrand, Inc., 3.75%, 3/1/31	25,000	24,621
Terex Corp., 5.00%, 5/15/29(1)	25,000	25,501
		50,122
Marine — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	50,000	49,697
Media — 10.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	50,000	51,550
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	50,000	52,977
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	50,000	51,303
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	50,000	50,485
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	50,000	49,346
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	75,000	74,799
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	50,000	49,347
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	75,000	78,352
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	50,000	50,601
CSC Holdings LLC, 5.75%, 1/15/30(1)	250,000	245,222
DISH DBS Corp., 5.00%, 3/15/23	50,000	50,873
DISH DBS Corp., 7.75%, 7/1/26	50,000	51,465
DISH DBS Corp., 5.25%, 12/1/26(1)	50,000	49,614
DISH DBS Corp., 5.75%, 12/1/28(1)	25,000	24,680
DISH DBS Corp., 5.125%, 6/1/29	50,000	44,005
GCI LLC, 4.75%, 10/15/28(1)	25,000	25,622
Gray Television, Inc., 7.00%, 5/15/27(1)	75,000	79,659
Gray Television, Inc., 4.75%, 10/15/30(1)	25,000	24,137
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	25,000	25,422
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	25,000	24,862
Lamar Media Corp., 3.75%, 2/15/28	25,000	25,054
Lamar Media Corp., 4.875%, 1/15/29	25,000	25,989
Lamar Media Corp., 4.00%, 2/15/30	25,000	25,048
News Corp., 3.875%, 5/15/29(1)	50,000	49,235
Nexstar Media, Inc., 5.625%, 7/15/27(1)	25,000	25,967
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	50,000	50,495
Quebecor Media, Inc., 5.75%, 1/15/23	25,000	26,074
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	25,000	23,208
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	25,000	22,685
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	25,000	22,727

Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	25,000	24,668
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	50,000	51,555
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	25,000	26,556
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	25,000	23,730
Univision Communications, Inc., 5.125%, 2/15/25(1)	50,000	50,772
Univision Communications, Inc., 6.625%, 6/1/27(1)	25,000	26,771
Videotron Ltd., 3.625%, 6/15/29(1)	50,000	50,146
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	200,000	207,698
Ziggo BV, 5.50%, 1/15/27(1)	150,000	154,626
		2,067,325
Metals and Mining — 2.6%
Allegheny Technologies, Inc., 4.875%, 10/1/29	25,000	24,736
Allegheny Technologies, Inc., 5.125%, 10/1/31	25,000	24,724
Arconic Corp., 6.00%, 5/15/25(1)	25,000	26,107
Carpenter Technology Corp., 6.375%, 7/15/28	25,000	26,439
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	25,000	25,210
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	25,000	25,234
Coeur Mining, Inc., 5.125%, 2/15/29(1)	25,000	23,945
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	50,000	51,171
Freeport-McMoRan, Inc., 4.125%, 3/1/28	50,000	51,428
Freeport-McMoRan, Inc., 4.25%, 3/1/30	50,000	51,919
IAMGOLD Corp., 5.75%, 10/15/28(1)	25,000	24,281
Novelis Corp., 4.75%, 1/30/30(1)	100,000	101,109
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	25,000	25,379
Taseko Mines Ltd., 7.00%, 2/15/26(1)	25,000	25,436
		507,118
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	25,000	24,661
Multiline Retail — 0.1%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	25,000	26,688
Oil, Gas and Consumable Fuels — 14.9%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	25,000	26,495
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	25,000	26,826
Apache Corp., 4.875%, 11/15/27	25,000	26,674
Apache Corp., 4.25%, 1/15/30	25,000	26,170
Apache Corp., 5.10%, 9/1/40	50,000	54,323
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	50,000	50,824
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	25,000	24,666
Callon Petroleum Co., 8.00%, 8/1/28(1)	50,000	49,038
Cheniere Energy Partners LP, 4.50%, 10/1/29	50,000	52,641
Cheniere Energy Partners LP, 4.00%, 3/1/31(1)	50,000	51,097
Cheniere Energy, Inc., 4.625%, 10/15/28	25,000	25,781
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	25,000	25,303
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	25,000	25,058
CNX Resources Corp., 7.25%, 3/14/27(1)	50,000	52,891
Comstock Resources, Inc., 6.75%, 3/1/29(1)	25,000	26,052
Comstock Resources, Inc., 5.875%, 1/15/30(1)	25,000	25,082
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	25,000	25,125
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	25,000	25,339
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	50,000	50,295
DCP Midstream Operating LP, 5.375%, 7/15/25	100,000	106,813
EnLink Midstream Partners LP, 4.85%, 7/15/26	50,000	51,389
EnLink Midstream Partners LP, 5.60%, 4/1/44	50,000	47,384
EnLink Midstream Partners LP, 5.45%, 6/1/47	50,000	48,616
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	25,000	26,623

EQM Midstream Partners LP, 6.50%, 7/1/27(1)	25,000	27,058
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	25,000	24,861
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	25,000	25,302
EQT Corp., 3.90%, 10/1/27	50,000	52,188
EQT Corp., 7.50%, 2/1/30	25,000	31,588
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	50,000	49,690
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	25,000	24,501
Harvest Midstream I LP, 7.50%, 9/1/28(1)	50,000	51,891
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	50,000	51,202
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	25,000	25,606
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	25,000	25,431
ITT Holdings LLC, 6.50%, 8/1/29(1)	25,000	24,259
Laredo Petroleum, Inc., 9.50%, 1/15/25	50,000	49,853
Matador Resources Co., 5.875%, 9/15/26	50,000	50,777
MEG Energy Corp., 7.125%, 2/1/27(1)	25,000	25,603
MEG Energy Corp., 5.875%, 2/1/29(1)	50,000	49,691
Murphy Oil Corp., 5.75%, 8/15/25	100,000	101,844
Murphy Oil Corp., 6.375%, 7/15/28	25,000	25,827
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	50,000	49,750
Northern Oil and Gas, Inc., 8.125%, 3/1/28(1)	25,000	25,952
Occidental Petroleum Corp., 5.875%, 9/1/25	25,000	26,917
Occidental Petroleum Corp., 5.50%, 12/1/25	25,000	26,787
Occidental Petroleum Corp., 3.40%, 4/15/26	25,000	24,813
Occidental Petroleum Corp., 8.50%, 7/15/27	50,000	60,784
Occidental Petroleum Corp., 6.375%, 9/1/28	25,000	28,545
Occidental Petroleum Corp., 8.875%, 7/15/30	50,000	65,734
Occidental Petroleum Corp., 6.625%, 9/1/30	25,000	30,031
Occidental Petroleum Corp., 6.125%, 1/1/31	25,000	29,171
Occidental Petroleum Corp., 7.50%, 5/1/31	25,000	31,565
Occidental Petroleum Corp., 4.40%, 4/15/46	25,000	24,627
Occidental Petroleum Corp., 4.10%, 2/15/47	50,000	47,754
Parkland Corp., 5.875%, 7/15/27(1)	25,000	26,220
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	25,000	23,375
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	25,000	14,972
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	50,000	47,111
Range Resources Corp., 9.25%, 2/1/26	25,000	26,891
Range Resources Corp., 8.25%, 1/15/29(1)	25,000	27,588
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	25,000	25,273
SM Energy Co., 6.75%, 9/15/26	50,000	50,237
Southwestern Energy Co., 5.375%, 2/1/29	25,000	25,786
Southwestern Energy Co., 5.375%, 3/15/30	25,000	26,078
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	25,000	25,953
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30(1)	25,000	24,786
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	75,000	74,227
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	25,000	24,245
Talos Production, Inc., 12.00%, 1/15/26	25,000	26,182
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	25,000	25,176
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	25,000	25,943
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27	25,000	26,628
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	50,000	51,753
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	25,000	26,858
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32(1)	25,000	25,875
Viper Energy Partners LP, 5.375%, 11/1/27(1)	50,000	51,608
Western Midstream Operating LP, 4.35%, 2/1/25	50,000	51,851

Western Midstream Operating LP, 6.50%, 2/1/50	50,000	57,207
		2,951,930
Personal Products — 0.3%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	25,000	26,108
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	25,000	24,710
		50,818
Pharmaceuticals — 2.2%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	50,000	51,527
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	25,000	25,283
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	50,000	52,259
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	100,000	96,728
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	25,000	22,295
Bausch Health Cos., Inc., 5.00%, 2/15/29(1)	25,000	21,484
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	25,000	22,700
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	25,000	21,481
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	25,000	19,187
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	100,000	100,970
		433,914
Professional Services — 0.3%
ASGN, Inc., 4.625%, 5/15/28(1)	50,000	51,370
Real Estate Management and Development — 0.7%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	75,000	80,365
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	25,000	26,173
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	25,000	25,324
		131,862
Road and Rail — 1.0%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	75,000	77,887
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	25,000	25,453
Uber Technologies, Inc., 4.50%, 8/15/29(1)	25,000	24,797
United Rentals North America, Inc., 3.875%, 2/15/31	25,000	25,117
XPO Logistics, Inc., 6.25%, 5/1/25(1)	50,000	52,056
		205,310
Semiconductors and Semiconductor Equipment — 0.3%
ON Semiconductor Corp., 3.875%, 9/1/28(1)	25,000	25,467
Synaptics, Inc., 4.00%, 6/15/29(1)	25,000	25,286
		50,753
Software — 2.5%
Camelot Finance SA, 4.50%, 11/1/26(1)	25,000	25,962
Castle US Holding Corp., 9.50%, 2/15/28(1)	25,000	26,318
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	25,000	25,185
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	25,000	25,422
LogMeIn, Inc., 5.50%, 9/1/27(1)	25,000	24,912
NCR Corp., 5.75%, 9/1/27(1)	25,000	25,954
NCR Corp., 5.125%, 4/15/29(1)	50,000	50,625
NCR Corp., 6.125%, 9/1/29(1)	25,000	26,549
NCR Corp., 5.25%, 10/1/30(1)	25,000	25,396
Open Text Corp., 3.875%, 12/1/29(1)	50,000	49,785
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	25,000	24,912
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	25,000	24,855
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	50,000	52,034
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	75,000	77,352
		485,261
Specialty Retail — 1.9%
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	25,000	27,773

Bath & Body Works, Inc., 6.75%, 7/1/36	50,000	59,853
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	25,000	23,713
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	50,000	46,441
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	50,000	50,321
Michaels Cos., Inc. (The), 7.875%, 5/1/29(1)	25,000	24,867
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	25,000	25,682
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	25,000	24,537
Staples, Inc., 7.50%, 4/15/26(1)	50,000	49,719
Staples, Inc., 10.75%, 4/15/27(1)	25,000	22,811
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	25,000	25,522
		381,239
Technology Hardware, Storage and Peripherals — 0.3%
Xerox Holdings Corp., 5.00%, 8/15/25(1)	25,000	25,748
Xerox Holdings Corp., 5.50%, 8/15/28(1)	25,000	25,139
		50,887
Thrifts and Mortgage Finance — 1.4%
Freedom Mortgage Corp., 8.125%, 11/15/24(1)	25,000	24,882
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	50,000	48,382
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	25,000	23,551
MGIC Investment Corp., 5.25%, 8/15/28	50,000	51,710
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	25,000	24,946
NMI Holdings, Inc., 7.375%, 6/1/25(1)	25,000	28,374
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	25,000	23,040
Radian Group, Inc., 4.875%, 3/15/27	25,000	26,360
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	25,000	23,854
		275,099
Tobacco — 0.2%
Vector Group Ltd., 5.75%, 2/1/29(1)	50,000	47,666
Trading Companies and Distributors — 0.4%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25(1)	25,000	25,531
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(1)	25,000	24,555
H&E Equipment Services, Inc., 3.875%, 12/15/28(1)	25,000	24,330
		74,416
Wireless Telecommunication Services — 1.1%
Sprint Corp., 7.875%, 9/15/23	50,000	55,002
Sprint Corp., 7.125%, 6/15/24	50,000	56,104
T-Mobile USA, Inc., 2.25%, 2/15/26	25,000	24,731
T-Mobile USA, Inc., 3.375%, 4/15/29(1)	25,000	25,193
Vodafone Group plc, VRN, 7.00%, 4/4/79	50,000	60,221
		221,251
TOTAL CORPORATE BONDS (Cost $18,996,300)		18,713,106
PREFERRED STOCKS — 0.6%
Banks — 0.6%
Bank of America Corp., 6.25%	50,000	53,031
Citigroup, Inc., 4.70%	50,000	50,435
JPMorgan Chase & Co., 6.125%	25,000	26,438
TOTAL PREFERRED STOCKS (Cost $131,602)		129,904
TEMPORARY CASH INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $553,453)	553,453	553,453
TOTAL INVESTMENT SECURITIES — 98.2% (Cost $19,681,355)		19,396,463
OTHER ASSETS AND LIABILITIES — 1.8%		348,026
TOTAL NET ASSETS — 100.0%		$19,744,489

NOTES TO SCHEDULE OF INVESTMENTS
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,775,517, which represented 64.7% of total net assets.
(2)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	18,713,106	—
Preferred Stocks	—	129,904	—
Temporary Cash Investments	553,453	—	—
	553,453	18,843,010	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.